Equity (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Schedule of Share-Based Compensation

Share-based compensation	December 31, 2022	December 31, 2021
Option Expense	$6,101	$6,093
DSU Expense	529	672
RSU Expense	2,778	2,904
Total share-based compensation	$9,408	$9,669

Schedule of Classes of Share Capital

Shares Transacted	14,870,000
Average Share Price	$37.00
Gross offering proceeds	$550,190
Less: Underwriting expenses	(22,186)
Less: Other financing expenses	(713)
Net offering proceeds	$527,291

Schedule of Number and Weighted Average Exercise Prices of Share Options
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2021	4,149,639	$7.07
Options granted	540,116	21.12
Options exercised	(549,281)	4.33
Options forfeited	(98,907)	10.09
Options expired	—	—
At December 31, 2021	4,041,567	8.70
Options granted	1,263,685	8.97
Options exercised	(304,635)	2.87
Options forfeited	(184,496)	12.75
Options expired	(8,501)	2.20
At December 31, 2022	4,807,620	$9.00

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2022:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.33 - $3.06	1,174,815	2.6	$2.69	1,174,815	$2.69
$3.56 - $5.50	484,493	3.3	4.04	389,085	3.68
$6.92 - $10.64	2,226,069	5.2	9.87	721,156	10.51
$12.63 - $26.13	922,243	5.1	17.53	455,966	16.66
	4,807,620	4.3	$9.00	2,741,022	$7.21

Schedule of Range of Exercise Prices of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2022:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.33 - $3.06	1,174,815	2.6	$2.69	1,174,815	$2.69
$3.56 - $5.50	484,493	3.3	4.04	389,085	3.68
$6.92 - $10.64	2,226,069	5.2	9.87	721,156	10.51
$12.63 - $26.13	922,243	5.1	17.53	455,966	16.66
	4,807,620	4.3	$9.00	2,741,022	$7.21

Schedule of Indirect Measurement of Fair Value of Goods or Services Received, Share Options Granted During Period
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2022	2021
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	69%	67%
Risk-free interest rate	2%	1%

Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments

Balance	DSUs for common shares
At January 1, 2021	820,031
DSUs granted	35,953
DSUs exercised	(99,761)
At December 31, 2021	756,223
DSUs granted	80,319
DSUs exercised	(126,862)
At December 31, 2022	709,680

Balance	RSUs for common shares
At January 1, 2021	1,129,946
RSUs granted	195,838
RSU performance factor adjustment	(12,128)
RSUs exercised	(325,863)
RSUs forfeited	(21,573)
At December 31, 2021	966,220
RSUs granted	567,693
RSU performance factor adjustment	(29,004)
RSUs exercised	(460,681)
RSUs forfeited	(42,148)
At December 31, 2022	1,002,080